Intangible Assets, Net - Estimated future amortization expenses related to the intangible assets (Details) - CNY (¥)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Year ending December 31
Nine months ending December 31, 2023		¥ 10,193,138
Year ending December 31, 2024	¥ 13,422,900	11,511,475
2025	13,135,378	11,361,548
2026	12,193,348	11,069,647
2027	10,714,208	10,139,360
2027		8,665,568
Thereafter	71,215,095
Intangible assets, net	¥ 130,874,067	96,018,313	¥ 77,593,680
Thereafter		¥ 43,270,715